Acquisition and disposal of subsidiaries in Russia (Details) $ in Thousands, ₽ in Millions	Feb. 03, 2021 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 09, 2021 USD ($)	Feb. 03, 2021 RUB (₽)
Acquisition of game development studios
Total consideration to acquire studios		$ 67,062
Nexters Online LLC and Nexters Studio LLC
Acquisition of game development studios
Percentage of voting interest acquired	100.00%			100.00%
Number of Russian Game Development Studios | item	2
Total consideration to acquire studios	$ 1,247			₽ 93
Game Positive LLC
Acquisition of game development studios
Percentage of voting interest acquired			70.00%
Total consideration to acquire studios			$ 1